Income Tax - Additional Information (Details) - USD ($)		12 Months Ended
	Mar. 27, 2020	Dec. 31, 2020	Dec. 31, 2019
Income Tax [Line Items]
Effective income tax rate reconciliation, at Federal statutory income tax rate, Percent		7.94%
Deferred tax assets		$ 34,700,000	$ 0
Deferred tax liabilities		$ 15,400,000	0
Income tax examination description		Tax years that remain open to examination by some of the major jurisdictions in which the Company is subject to tax range from two to four years
Income tax payable		$ 110,400,000	0
Unrecognized tax benefits that would affect effective tax rate		1,200,000
Unrecognized tax benefits		76,600,000	$ 0
Net operating loss carryovers and carrybacks percentage of taxable income	100.00%
Foreign
Income Tax [Line Items]
Tax losses carried forward		207,800,000
Deferred tax assets recognized		0
Income tax benefit expected to arise tax losses		$ 0
Percentage of tax losses offset by valuation allowance		100.00%
UK
Income Tax [Line Items]
Effective income tax rate reconciliation, Foreign income tax rate, Percent		19.00%